Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Amounts Included in Consolidated Balance Sheets from Obligation in Respect of Defined Benefit Plans

The amounts included in the consolidated balance sheets arising from the Company’s obligation in respect of its defined benefit plans were as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Present value of funded defined benefit obligation	$34,572	$37,663
Fair value of plan assets	(33,954)	(34,972)
Funded status - deficit	$618	$2,691
Net defined benefit liabilities	$1,537	$2,704
Net defined benefit assets	(919)	(13)
	$618	$2,691

Movements in Defined Benefit Obligation and Fair Value of Plan Assets

Movements in the defined benefit obligation and the fair value of plan assets were as follows:

	Present Value of Funded Defined Benefit Obligation	Fair Value of Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$
		(In Millions)
Balance on January 1, 2015	$27,958	$21,496	$6,462
Current service cost	2,884	—	2,884
Interest expense/interest income	546	444	102
Amounts recognized in profit or loss	3,430	444	2,986
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	136	(136)
Actuarial losses recognized from changes in demographic assumptions	11	—	11
Actuarial gains recognized from changes in financial assumptions	(1)	—	(1)
Actuarial losses recognized from experience adjustments	357	—	357
Amounts recognized in other comprehensive income	367	136	231
Contributions from employer	—	2,435	(2,435)
Benefits paid	(717)	(717)	—
Benefits paid directly by the Company	(156)	—	(156)
Balance on December 31, 2015	$30,882	$23,794	$7,088
Current service cost	2,866	—	2,866
Interest expense/interest income	600	573	27
Amounts recognized in profit or loss	3,466	573	2,893
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	(352)	352
Actuarial gains recognized from changes in demographic assumptions	(124)	—	(124)
Actuarial losses recognized from changes in financial assumptions	1,715	—	1,715
Actuarial losses recognized from experience adjustments	100	—	100
Amounts recognized in other comprehensive income	1,691	(352)	2,043
Contributions from employer	—	11,235	(11,235)
Benefits paid	(1,296)	(1,296)	—
Benefits paid directly by the Company	(171)	—	(171)
Balance on December 31, 2016	$34,572	$33,954	$618
Current service cost	2,918	—	2,918
Interest expense/interest income	506	519	(13)
Amounts recognized in profit or loss	3,424	519	2,905
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	(193)	193
Actuarial losses recognized from changes in demographic assumptions	15	—	15
Actuarial losses recognized from experience adjustments	1,816	—	1,816
Amounts recognized in other comprehensive income	1,831	(193)	2,024
Contributions from employer	—	2,635	(2,635)
Benefits paid	(1,943)	(1,943)	—
Benefits paid directly by the Company	(221)	—	(221)
Balance on December 31, 2017	$37,663	$34,972	$2,691

Pension Costs Recognized in Profit and Loss for Defined Benefit Plans

Relevant pension costs recognized in profit and loss for defined benefit plans were as follows:

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Operating costs	$1,794	$1,732	$1,734
Marketing expenses	856	838	847
General and administrative expenses	162	155	156
Research and development expenses	102	97	97
	$2,914	$2,822	$2,834

Principal Assumptions Used for Actuarial Valuations

The principal assumptions used for the purpose of the actuarial valuations were as follows:

	Measurement Date
	December 31
	2016	2017
Discount rates	1.50%	1.50%
Expected rates of salary increase	1.20%-2.00%	1.20%-2.00%

Effect on Present Value of Defined Benefit Obligation Due to a Reasonably Possible Change of the Significant Actuarial Assumptions

If reasonably possible changes of the respective significant actuarial assumptions occur at the end of reporting periods, while holding all other assumptions constant, the present value of the defined benefit obligation would increase (decrease) as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Discount rates
0.5% increase	$(1,219)	$(1,232)
0.5% decrease	$1,298	$1,310
Expected rates of salary increase
0.5% increase	$1,379	$1,398
0.5% decrease	$(1,306)	$(1,326)

Summary of Sensitivity Analysis
	December 31
	2016	2017
	NT$	NT$
	(In Millions)
The expected contributions to the plan for the next year	$2,724	$4,393
The average duration of the defined benefit obligation	7-14 years	6-13 years

Maturity Analysis of Undiscounted Benefit Payments

The Company’s maturity analysis of the undiscounted benefit payments as of December 31, 2017 was as follows:

Year	Amount
NT$
(In Millions)
2018	$2,042
2019	4,716
2020	8,088
2021	11,201
2022 and thereafter	48,310
$74,357